SHARE OPTION SCHEME - Summary of Fair Value of Equity Settled Share Options Granted (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Dividend yield (%)	0.00%	0.00%	0.00%
Expected volatility (%)	66.10%
Expected life of options (year)	10 years	10 years	10 years
Bottom of Range
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Expected volatility (%)		73.00%	73.20%
Risk-free interest rate (%)	3.40%	0.52%	0.03%
Top of Range
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Expected volatility (%)		87.10%	76.40%
Risk-free interest rate (%)	4.84%	3.11%	1.72%